Accounting Principles - Additional Information (Detail) - USD ($)							6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 01, 2022	May 17, 2022	May 04, 2022	Feb. 23, 2022	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Sep. 21, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary	51.30%					61.80%
Par value per share	$ 0.05					$ 0.05	$ 0.05	$ 0.05		$ 0.05	$ 0.05
Number of shares outstanding	45,510,810					45,484,310	45,510,810	45,484,310		45,461,310	42,780,186
Cellectis, Inc. [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary							100.00%
Calyxt Inc [member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary				51.40%			51.30%
Gross proceeds							$ 0
Number of shares issued	1,400,000				3,880,000		1,400,000
Par value per share			$ 0.0001
Non-controlling shareholders interest							48.70%	38.20%
Proceeds from issue of shares									$ 50,000,000
Minimum public float									$ 75,000,000
Minimum closing bid price			$ 1
Number of consecutive business days for determining minimum closing bid share price			30 days
Calyxt Inc [member] | Exercise of Common Warrants [Member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary							43.90%
Calyxt Inc [member] | Ordinary shares [member]
Disclosure of changes in accounting estimates [line items]
Number of shares outstanding				46,648,163
Calyxt Inc [member] | Offering [Member]
Disclosure of changes in accounting estimates [line items]
Number of shares issued					3,880,000
Calyxt Inc [member] | Offering [Member] | Prefunded Warrants [Member]
Disclosure of changes in accounting estimates [line items]
Number of common stock into which the class of warrant or right may be converted					3,880,000
Exercise price per share or per unit of warrants or rights outstanding					$ 0.0001
Class of warrant or right aggregate offering price					$ 1.41
Calyxt Inc [member] | Offering [Member] | Common Warrants [Member]
Disclosure of changes in accounting estimates [line items]
Number of common stock into which the class of warrant or right may be converted					7,760,000
Exercise price per share or per unit of warrants or rights outstanding					$ 1.41
Period from date of issuance warrant are exercisable					6 months
Expiration date of outstanding warrant and right					Aug. 23, 2027
Class of warrant or right aggregate offering price					$ 1.4099
Calyxt Inc [member] | Cash And Cash Equivalents [member]
Disclosure of changes in accounting estimates [line items]
Gross proceeds							$ 200,000
Proceeds from issue of shares	$ 3,900,000						$ 3,900,000
Calyxt Inc [member] | Bottom of Range [member]
Disclosure of changes in accounting estimates [line items]
Stockholders equity note, stock split		2-to-1
Calyxt Inc [member] | Top of Range [member]
Disclosure of changes in accounting estimates [line items]
Stockholders equity note, stock split		10-to-1
Cellectis Biologics [Member]
Disclosure of changes in accounting estimates [line items]
Ownership interest in subsidiary							100.00%